Certain Relationships and Related Transactions	12 Months Ended
Apr. 28, 2012
Certain Relationships and Related Transactions
19.	Certain Relationships and Related Transactions

The Company believes that the transactions and agreements discussed below (including renewals of any existing agreements) between the Company and related third parties are at least as favorable to the Company as could have been obtained from unrelated parties at the time they were entered into. The Audit Committee of the Board of Directors utilizes procedures in evaluating the terms and provisions of proposed related party transactions or agreements in accordance with the fiduciary duties of directors under Delaware law. The Company’s related party transaction procedures contemplate Audit Committee review and approval of all new agreements, transactions or courses of dealing with related parties, including any modifications, waivers or amendments to existing related party transactions. The Company tests to ensure that the terms of related party transactions are at least as favorable to the Company as could have been obtained from unrelated parties at the time of the transaction. The Audit Committee considers, at a minimum, the nature of the relationship between the Company and the related party, the history of the transaction (in the case of modifications, waivers or amendments), the terms of the proposed transaction, the Company’s rationale for entering the transaction and the terms of comparable transactions with unrelated third parties. In addition, management and internal audit annually analyzes all existing related party agreements and transactions and reviews them with the Audit Committee.

The Company completed the Acquisition of B&N College from Leonard Riggio and Louise Riggio (Sellers) on September 30, 2009 (see Note 14). Mr. Riggio is the Chairman of the Company’s Board of Directors and a significant stockholder. The Company is a party to a Stock Purchase Agreement dated as of August 7, 2009 among the Company and the Sellers. As part of the Acquisition, the Company acquired the Barnes & Noble trade name that had been owned by B&N College and licensed to the Company (described below). The purchase price paid to the Sellers was $596,000, consisting of $346,000 in cash and $250,000 in Seller Notes (described below). However, the cash paid to the Sellers was reduced by approximately $82,352 in cash bonuses paid by B&N College to 192 members of its management team and employees (Bonus Recipients), not including Leonard Riggio. Pursuant to the terms of the Purchase Agreement, prior to the closing of the Acquisition, B&N College distributed to the Sellers certain assets that are not related to B&N College’s core business, including common stock in the Company. In connection with such distribution, 667,058 shares of the common stock in the Company previously held by B&N College were transferred to certain of the Bonus Recipients. The Company financed the Acquisition through $250,000 of Seller Notes, $150,000 from the 2009 Credit Facility and the remainder from both the Company’s and B&N College’s cash on hand.

In connection with the closing of the Acquisition, the Company issued the Sellers (i) a senior subordinated note in the principal amount of $100,000, payable in full on December 15, 2010, with interest of 8% per annum payable on the unpaid principal amount (the Senior Seller Note), and (ii) a junior subordinated note in the principal amount of $150,000 (the Junior Seller Note), payable in full on the fifth anniversary of the closing of the Acquisition, with interest of 10% per annum payable on the unpaid principal amount. The Senior Seller Note was paid on its scheduled due date, December 15, 2010. The Senior Seller Note was unsecured and subordinated to the obligations under the 2009 Credit Facility and certain other senior obligations. The Company had the right to prepay the Senior Seller Note at any time without premium or penalty to the extent not prohibited by senior debt documents, provided that the Company did not have the right to prepay the Junior Seller Note until the Senior Seller Note had been repaid in full. On December 22, 2009, the Company consented to the pledge and assignment of the Senior Seller Note by the Sellers as collateral security. The Junior Seller Note was and is unsecured and subordinated to the obligations under the 2009 Credit Facility, the 2011 Amended Credit Facility and the 2012 Amended Credit Facility, as applicable, as well as certain other senior obligations. The Company may prepay the Junior Seller Note at any time without premium or penalty to the extent not prohibited by the 2012 Amended Credit Facility and senior debt documents. Pursuant to a settlement agreed to on June 13, 2012 and described in Note 18, the Sellers have agreed to waive $22,750 of the purchase price by waiving a corresponding principal amount (and interest on) of the Junior Seller Note, subject to receipt of court approval.

Also in connection with the Acquisition, and as set forth in the Purchase Agreement, B&N College made a tax distribution payment of $54,997 to the Sellers related to taxes imposed on the Sellers’ pro rata share of B&N College S corporation taxable earnings from January 1, 2009 through the date of Acquisition.

The Company paid COBRA benefits for certain former employees and family members that were on the B&N College health benefit plan (prior to the Acquisition). Leonard Riggio has reimbursed the Company $140 to cover such costs, based upon standard COBRA rates, for the period subsequent to Acquisition through fiscal 2010.

In connection with the Acquisition, B&N College and the Company amended and restated B&N College’s existing long-term supply agreement (Supply Agreement) with MBS Textbook Exchange, Inc. (MBS), which is majority owned by Leonard Riggio, Stephen Riggio (formerly the Company’s Vice Chairman and Chief Executive Officer) and other members of the Riggio family. MBS is a new and used textbook wholesaler, which also sells textbooks online and provides bookstore systems and distant learning distribution services. Pursuant to the Supply Agreement, which has a term of ten years, and subject to availability and competitive terms and conditions, B&N College will continue to purchase new and used printed textbooks for a given academic term from MBS prior to buying them from other suppliers, other than in connection with student buy-back programs. MBS pays B&N College commissions based on the volume of textbooks sold to MBS each year and with respect to the textbook requirements of certain distance learning programs that MBS fulfills on B&N College’s behalf. MBS paid B&N College $10,941, $13,031 and $7,014 related to these commissions in fiscal 2012, fiscal 2011 and fiscal 2010 from the date of Acquisition, respectively. In addition, the Supply Agreement contains restrictive covenants that limit the ability of B&N College and the Company to become a used textbook wholesaler and that place certain limitations on MBS’s business activities. B&N College and Barnes & Noble.com also entered into an agreement with MBS in fiscal 2011 pursuant to which MBS agrees to purchase at the end of a given semester certain agreed upon textbooks which B&N College and Barnes & Noble.com shall have rented to students during such semester. Total sales to MBS under this program were $13,339 and $506 for fiscal 2012 and fiscal 2011, respectively. In addition, B&N College entered into an agreement with MBS in fiscal 2011 pursuant to which MBS purchases books from B&N College, which have no resale value for a flat rate per box. Total sales to MBS under this program were $364 and $427 for fiscal 2012 and fiscal 2011, respectively.

The Company purchases new and used textbooks at market prices directly from MBS. Total purchases were $101,980, $102,573 and $24,186 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively. MBS sells used books through the Barnes & Noble.com dealer network. Barnes & Noble.com earned a commission of $4,661, $5,474 and $3,115 on the MBS used book sales in fiscal 2012, fiscal 2011 and fiscal 2010, respectively. In addition, Barnes & Noble.com hosts pages on its website through which Barnes & Noble.com customers are able to sell used books directly to MBS. Barnes & Noble.com is paid a fixed commission on the price paid by MBS to the customer. Total commissions paid to Barnes & Noble.com were $160, $184 and $172 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

In fiscal 2010, the Company’s wholly owned subsidiary Barnes & Noble Bookquest LLC (Bookquest) entered into an agreement with TXTB.com LLC (TXTB), a subsidiary of MBS, pursuant to which the marketplace database of third party sellers on the Barnes & Noble.com website was made available on the TXTB website. In fiscal 2012, Bookquest was merged into Barnes & Noble.com. Barnes & Noble.com receives a fee from third party sellers for sales of marketplace items and, upon receipt of such fee, Barnes & Noble.com remits a separate fee to TXTB for any marketplace items sold on the TXTB website. Total commissions paid to TXTB were $559, $775 and $0 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. Outstanding amounts payable to TXTB were $6, $8 and $33 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

In fiscal 2011, Barnes & Noble.com entered into an agreement with TXTB pursuant to which Barnes & Noble.com became the exclusive provider of trade books to TXTB customers through www.textbooks.com. TXTB receives a commission from Barnes & Noble.com on each purchase by a TXTB customer. Total commissions paid to TXTB were $148 and $0 during fiscal 2012 and fiscal 2011. Outstanding amounts payable to TXTB were $1 and $4 for fiscal 2012 and fiscal 2011.

Prior to the Acquisition, the Company licensed the “Barnes & Noble” name under a royalty-free license agreement dated February 11, 1987, as amended, from B&N College. Barnes & Noble.com licensed the “Barnes & Noble” name under a royalty-free license agreement, dated October 31, 1998, as amended, between Barnes & Noble.com and B&N College (the License Agreement). Pursuant to the License Agreement, Barnes & Noble.com had been granted an exclusive license to use the “Barnes & Noble” name and trademark in perpetuity for the purpose of selling books over the Internet (excluding sales of college textbooks). Under a separate agreement dated as of January 31, 2001 (the Textbook License Agreement), between Barnes & Noble.com, B&N College and Textbooks.com, Barnes & Noble.com was granted the right to sell college textbooks over the Internet using the “Barnes & Noble” name. Pursuant to the Textbook License Agreement, Barnes & Noble.com paid Textbooks.com a royalty on revenues (net of product returns, applicable sales tax and excluding shipping and handling) realized by Barnes & Noble.com from the sale of books designated as textbooks. Royalty expense was $3,431 during fiscal 2010 prior to the Acquisition, under the terms of the Textbook License Agreement. During fiscal 2010, subsequent to the closing of the Acquisition, Textbooks.com paid $146 to B&N College for funds that were received by Textbooks.com and were earned by B&N College. In connection with the closing of the Acquisition, the Company terminated the Textbook License Agreement and as a result no longer pays a royalty with respect to online textbook sales.

In fiscal 2010, the Company entered into an Aircraft Time Sharing Agreement with LR Enterprises Management LLC (LR Enterprises), which is owned by Leonard Riggio and Louise Riggio, pursuant to which LR Enterprises granted the Company the right to use a jet aircraft owned by it on a time-sharing basis in accordance with, and subject to the reimbursement of certain operating costs and expenses as provided in, the Federal Aviation Regulations (FAR). Such operating costs were $1,015, $932 and $429 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. LR Enterprises is solely responsible for the physical and technical operation of the aircraft, aircraft maintenance and the cost of maintaining aircraft liability insurance, other than insurance obtained for the specific flight as requested by the Company, as provided in the FAR. Prior to the Acquisition, the Company used a jet aircraft owned by B&N College and paid for the costs and expenses of operating the aircraft based upon the Company’s usage. Such costs which included fuel, insurance and other costs were $113 during fiscal 2010 prior to the Acquisition, and were included in the accompanying consolidated statements of operations.

The Company has leases for two locations for its corporate offices with related parties: the first location is leased from an entity in which Leonard Riggio has a majority interest and expires in 2013; the second location is leased from an entity in which Leonard Riggio has a minority interest and expires in 2016. The space was rented at an aggregate annual rent including real estate taxes of approximately $4,843, $4,868 and $4,889 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company leases one of its B&N College stores from a partnership owned by Leonard and Stephen Riggio, pursuant to a lease expiring in 2014. Rent of $862, $862 and $512 was paid during fiscal 2012, fiscal 2011 and fiscal 2010 from the date of the Acquisition, respectively.

The Company leases an office/warehouse from a partnership in which Leonard Riggio has a 50% interest, pursuant to a lease expiring in 2023. The space was rented at an annual rent of $759, $763 and $759 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. Net of subtenant income, the Company paid $376, $246 and $241 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Prior to the Acquisition, the Company leased retail space in a building in which B&N College subleased space from the Company, pursuant to a sublease expiring in 2020. Pursuant to such sublease, the Company charged B&N College $347 for such subleased space and other operating costs incurred on its behalf during fiscal year 2010 prior to the Acquisition. The amount paid by B&N College to the Company exceeded the cost per square foot paid by the Company to its unaffiliated third-party landlord.

Prior to the Acquisition, the Company reimbursed B&N College certain operating costs B&N College incurred on the Company’s behalf. These charges were $71 during fiscal 2010 prior to the Acquisition. Prior to the Acquisition, B&N College purchased inventory, at cost plus an incremental fee, of $25,187 from the Company during fiscal 2010 prior to the Acquisition. Also prior to the Acquisition, B&N College reimbursed the Company $2,700 for fiscal year 2010 prior to the Acquisition for capital expenditures, business insurance and other operating costs incurred on its behalf.

GameStop Corp. (GameStop), a company in which Leonard Riggio was a member of the Board of Directors and is a minority shareholder, operates departments within some of the Company’s bookstores. GameStop pays a license fee to the Company in an amount equal to 7% of the gross sales of such departments, which totaled $871, $989 and $1,061 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. GameStop sold new and used video games and consoles on the Barnes & Noble.com website up until May 1, 2011, when the agreement between GameStop and Barnes & Noble.com terminated. Barnes & Noble.com received a commission on sales made by GameStop. For fiscal 2012, fiscal 2011 and fiscal 2010, the commission earned by Barnes & Noble.com was $1 (from residual activity after the agreement terminated), $356 and $334, respectively. Until June 2005, GameStop participated in the Company’s workers’ compensation, property and general liability insurance programs. The costs incurred by the Company under these programs were allocated to GameStop based upon GameStop’s total payroll expense, property and equipment, and insurance claim history. GameStop reimbursed the Company for these services $3, $51 and $128 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. Although GameStop secured its own insurance coverage, costs are continuing to be incurred by the Company on insurance claims which were made under its programs prior to June 2005 and any such costs applicable to insurance claims against GameStop will be charged to GameStop at the time incurred.

The Company is provided with national freight distribution, including trucking services by Argix Direct Inc. (Argix), a company in which a brother of Leonard and Stephen Riggio owns a 20% interest, pursuant to a transportation agreement expiring in 2014 (following an automatic renewal of the agreement by its terms in 2012 for an additional two-year term, although at all times the agreement requires a two-year notice to terminate). The Company paid Argix $14,414, $15,890 and $16,536 for such services during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. At the time of the agreement, the cost of freight delivered to the stores by Argix was comparable to the prices charged by publishers and the Company’s other third party freight distributors. However, due to higher contracted fuel surcharge and transportation costs, Argix’s rates were higher than the Company’s other third party freight distributors. As a result, the Company amended its existing agreement with Argix effective January 1, 2009. The amendment provides the Company with a $3,000 annual credit to its freight and transportation costs for the remaining life of the existing agreement. The $3,000 annual credit expired with the April 1, 2012 renewal of the agreement. Argix provides B&N College with transportation services under a separate agreement that expired and was renewed in 2011. The renewed agreement expires in 2013. The Company believes that the transportation costs that B&N College paid to Argix are comparable to the transportation costs charged by third party distributors. B&N College paid Argix $1,294, $1,477 and $658 for such services during fiscal 2012, fiscal 2011 and fiscal 2010 from the date of Acquisition, respectively. Argix also leased office and warehouse space from the Company in Jamesburg, New Jersey, pursuant to a lease expiring in 2011. This lease was renewed for additional space in 2011. However, the Company subsequently sold the warehouse on December 29, 2011 (see Note 16). The Company charged Argix $1,514, $2,719 and $2,646 for such leased space and other operating costs incurred on its behalf prior to the sale of the warehouse during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company used Source Interlink Companies, Inc. (Source Interlink) as its primary supplier of music and DVD/video, as well as magazines and newspapers. Leonard Riggio is an investor in an investment company that formerly owned a minority interest in Source Interlink. Pursuant to the confirmation order of the United States Bankruptcy Court of the District of Delaware, as of June 19, 2009 (the Discharge Date) the equity interests held by the then owners of Source Interlink were discharged, cancelled, released and extinguished. The Company paid Source Interlink $33,979 for merchandise purchased at market prices during fiscal 2010 prior to the Discharge Date. In addition, Source Interlink purchases certain data related to magazine sales of the Company. Source Interlink paid the Company $20 during fiscal 2010 prior to the Discharge Date.

The Company uses Digital on Demand as its provider of music and video database equipment and services. Leonard Riggio owns a minority interest in Digital on Demand through the same investment company through which he owned a minority interest in Source Interlink. The Company paid Digital on Demand $185, $1,932 and $2,593 for music and video database equipment and services during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. This agreement was terminated on May 31, 2011.

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty), a subsidiary of Liberty Media Corporation (Liberty Media), pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $204,000 in a private placement exempt from the registration requirements of the 1933 Act (see Note 12).

In fiscal 2012, the Company entered into agreements with third parties who sell Barnes & Noble products through QVC and Home Shopping Network (HSN), affiliates of Liberty Media. The Liberty entity that indirectly holds the Barnes & Noble investment (Liberty Media) is a separate public company from the Liberty entity that owns QVC and HSN (Liberty Interactive). Liberty Media was split-off (the Split-Off) from Liberty Interactive on September 28, 2011. No products were sold to the third parties from August 18, 2011, the date of the investment through the date of the Split-Off. The Company purchases trade books, primarily craft/hobbies, from Leisure Arts, Inc. (Leisure Arts), a subsidiary of Liberty Interactive. Total purchases from Leisure Arts following the date of the Liberty investment and prior to the date of the Split-Off were $16. The Company also purchases Halloween costumes from BuySeasons Inc. (BuySeasons), a subsidiary of Liberty Interactive. Total purchases from BuySeasons following the date of the Liberty investment and prior to the date of the Split-Off were $33. On July 19, 2011, the Company renewed a one-year contract with Commerce Technologies, Inc. (Commerce Hub), a subsidiary of Liberty Interactive, who provides services to help facilitate and integrate sales with drop-ship vendors. Total fees paid to Commerce Hub following the date of the Liberty investment and prior to the date of the Split-Off were $22. The Company purchases textbooks from AI2, Inc. (AI2), a subsidiary of Liberty Interactive. There were no purchases from AI2 following the date of the Liberty investment and prior to the date of the Split-Off. The Company paid commissions to Liberty Interactive Advertising (LIA), a subsidiary of Liberty Interactive, who serves as the exclusive premium advertising sales agency for the Company. Total commissions paid to LIA following the date of the Liberty investment and prior to the date of the Split-Off were $5.